CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($)	Dec. 31, 2024	Dec. 31, 2023
ASSETS
Other receivables – related parties	$ 50,000	$ 50,000
TOTAL ASSETS	50,000	50,000
LIABILITIES AND STOCKHOLDERS’ EQUITY
Other payables	7,256	7,256
Other payables – related parties	5,551	5,551
TOTAL LIABILITIES	12,807	12,807
STOCKHOLDERS’ EQUITY
Common stock	50,000	50,000
Other reserves	(1,376)	(1,376)
Accumulated deficit	(11,431)	(11,431)
Total stockholders’ equity	37,193	37,193
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	$ 50,000	$ 50,000